Subsequent Event	12 Months Ended
Dec. 31, 2017
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Subsequent Event [Line Items]
Disclosure of events after reporting period [text block]
27.	Subsequent Event
  There have been no subsequent significant financial and accounting events subsequent to December 31, 2017, that may affect the interpretation of these financial statements.